SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS I
MAY 22, 1999
PROSPECTUS

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section on page 17.

VALUING SHARES

The funds are open for business each day that the Federal Reserve Bank of New York (New York Fed), the New York Stock Exchange (NYSE), and the principal bond markets (as recommended by the Bond Market
Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class I's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class I's NAV.

Fund                     NAV Calculation Times
                         (Eastern Time)

Treasury Only Portfolio   2:00 p.m.

Treasury Portfolio        5:00 p.m.

Government Portfolio      5:00 p.m.

Domestic Portfolio        5:00 p.m.

Money Market Portfolio    3:00 p.m.

Tax-Exempt Portfolio      12:00 noon

To the extent that each fund's assets are traded in other markets on days when the the New York Fed, the NYSE, or the principal bond markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 21.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) Your account registration has changed within the last 30 days; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following information replaces similar information found under the heading "Earning Dividends" in the "Shareholder Information" section on page 24.

EARNING DIVIDENDS

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or The New York Fed closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares earn dividends until, but not including, the next business day following the day of redemption.

SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS II MAY 22, 1999
PROSPECTUS

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section on page 17.

VALUING SHARES

The funds are open for business each day that the Federal Reserve Bank of New York (New York Fed), the New York Stock Exchange (NYSE), and the principal bond markets (as recommended by the Bond Market
Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class II's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class II's NAV.

Fund                     NAV Calculation Times
                         (Eastern Time)

Treasury Only Portfolio   2:00 p.m.

Treasury Portfolio        5:00 p.m.

Government Portfolio      5:00 p.m.

Domestic Portfolio        5:00 p.m.

Money Market Portfolio    3:00 p.m.

Tax-Exempt Portfolio      12:00 noon

To the extent that each fund's assets are traded in other markets on days when the the New York Fed, the NYSE, or the principal bond markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 21.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) Your account registration has changed within the last 30 days; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following information replaces similar information found under the heading "Earning Dividends" in the "Shareholder Information" section on page 24.

EARNING DIVIDENDS

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or The New York Fed closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares earn dividends until, but not including, the next business day following the day of redemption.

SUPPLEMENT TO THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS
III
MAY 22, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section on page 17.

VALUING SHARES

The funds are open for business each day that the Federal Reserve Bank of New York (New York Fed), the New York Stock Exchange (NYSE), and the principal bond markets (as recommended by the Bond Market
Association) are open.

A class's NAV is the value of a single share. Fidelity normally calculates Class III's NAV each business day as of the time indicated in the table below. However, NAV may be calculated earlier as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class III's NAV.

Fund                     NAV Calculation Times
                         (Eastern Time)

Treasury Only Portfolio   2:00 p.m.

Treasury Portfolio        5:00 p.m.

Government Portfolio      5:00 p.m.

Domestic Portfolio        5:00 p.m.

Money Market Portfolio    3:00 p.m.

Tax-Exempt Portfolio      12:00 noon

To the extent that each fund's assets are traded in other markets on days when the the New York Fed, the NYSE, or the principal bond markets (as recommended by the Bond Market Association) are closed, the value of the fund's assets may be affected on days when the fund is not open for business.

Each fund's assets are valued on the basis of amortized cost.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 21.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) Your account registration has changed within the last 30 days; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following information replaces similar information found under the heading "Earning Dividends" in the "Shareholder Information" section on page 24.

EARNING DIVIDENDS

Shares purchased by contacting Fidelity prior to the fund's close of business with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or The New York Fed closes early, a class may advance the time on that day by which wire purchase orders must be placed so that shares earn dividends on the day of purchase.

Shares generally earn dividends through the day prior to the day of redemption. However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, a class may set a time after which shares earn dividends until, but not including, the next business day following the day of redemption.

SUPPLEMENT TO THE
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS'
MAY 22, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE SECOND PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS"
SECTION ON PAGE 37:

Each class of Tax-Exempt Portfolio has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each class of the fund. Citibank, N.A. in turn has entered into a sub-transfer agent agreement with FIIOC. Under the terms of the sub-agreement, FIIOC performs all processing activities associated with providing these services for each class of the fund and receives all related transfer agency fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE SIXTH PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 37:

Tax-Exempt Portfolio has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreement, Citibank, N.A. provides pricing and bookkeeping services for the fund. Citibank, N.A. in turn has entered into a sub-service agent agreement with FSC . Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUST" SECTION, BEGINNING ON PAGE 37:

CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the taxable funds. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Tax-Exempt Portfolio. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of the taxable funds in connection with repurchase agreement transactions.